Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalties commitments:

1.	The Company was engaged in research and development programs with the National Technological Innovation Authority, or the “Authority” (formerly operating as Office of the Chief Scientist of the Ministry of Economy of the State of Israel, or the OCS). The Company is committed to pay royalties to the Authority at the rate of 3.0% of sales of products resulting from research and development partially financed by the Authority. The amount shall not exceed the grant amount received, linked to the dollar, including accrued interest at the LIBOR rate. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

During 2020, 2019 and 2018, the Company paid royalties to the Authority in the amount of $10,067, $2,091 and $2,551, respectively.

The total grants received by the Company and Nano Size as of December 31, 2020 aggregated to $1,445,622. The Company’s total contingent liability (including interest) as of December 31, 2020 with respect to royalty-bearing participation received, net of royalties paid, amounted to $1,930,769.

As of December 31, 2020 and 2019, Digiflex, received grants for research and development efforts from the Authority in an aggregate amount of approximately $2.2 million, out of which an amount of approximately $1.1 million was repaid to the Authority by Jet CU as a result of their technology and know-how sale to a foreign company which was authorized by the Authority and resulted in such payment in January 2018. The remaining liability (after additional payments) was reduced to approximately $1.0 million and recorded in Jet CU, see Note 3 for additional information.

2.	On December 15, 2011, the Company signed a research and development agreement with the Israeli ministry of energy (formerly Israeli Ministry of National Infrastructures, Energy and Water Resources). Pursuant to the agreement, the ministry will fund up to 62.5% of the Company’s expenses related to the approved program up to a maximum amount of NIS 625,000 ($180,063 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013), out of which the Company received NIS 585,119 ($168,574 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013) so far and do not expect to receive more, in exchange for the Company’s agreement to pay royalties of 5% plus interest as detailed in the agreement of any revenues generated from the intellectual property generated under the program.

No grants were received during the three (3) years ended December 31, 2020. During the years ended December 31, 2020, 2019 and 2018, the Company accrued royalties in the amount of $395, $1,203 and $112, respectively.

As of December 31, 2020, the aggregate contingent liability to the Israeli Ministry of National Infrastructures, Energy and Water Resources amounted to NIS 579,271 ($180,178 based on the exchange rate of $1.00 / NIS 3.215 in effect as of December 31, 2020).

3.	In October 2010, the Company entered into a Convertible Bridge Financing Agreement with Israel Electric Corporation (“IEC”) and, as part of the agreement, the Company committed to pay IEC royalties equal to 2% of the total net sales of the Company’s products and service revenues from the product developed and manufactured through this agreement, up to a cap of NIS 8,000,000 ($2,488,335 based on the exchange rate of $1.00 / NIS 3.215 in effect as of December 31, 2020).

During the years ended December 31, 2020, 2019 and 2018, the Company accrued royalties in the amount of $12,991, $6,791 and $4,020, respectively.

4.	In connection with previously made acquisition of Nano Size, the Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size’s intellectual property, until the aggregate consideration amounts to $1,400,000. The consideration included a minimum consideration of $180,000 which was paid during 2011 and will be offset against future royalty payments which will be payable by the Company from sales of products and services. The accrued royalties as of December 31, 2020 aggregated to $59,155 and recorded within the Accrued expenses and other current liabilities.

5.	In September 2012, the Company entered into a Know-How License Agreement with Fraunhofer Institute for Ceramic Technologies and Systems IKTS (“IKTS”), pursuant to which the Company purchased from IKTS certain additives (the agreement is still active). The Company has the right to receive the production file and knowhow to its chosen manufacturer, in consideration for payment to IKTS of royalties of €25 ($30 based on the exchange rate of $1.00 / €0.82 in effect as of December 31, 2020) per kilogram of the ingredients not manufactured by IKTS. In addition, as of December 31, 2020, the Company is obligated to pay IKTS a minimum annual royalty of €2,000 ($2,453 based on the exchange rate of $1.00 / €0.82 in effect as of December 31, 2020) deductible against royalties.

During the year ended December 31, 2020, 2019 and 2018, the Company recorded royalty expenses in the amount of $2,453, $2,247 and $2,290, respectively.

b.	Legal proceedings:

1.	On December 31, 2017, a lawsuit against the Company was filed by Eshed Consulting and Financial Management Ltd., or Eshed. The complaint alleges that the Company owes Eshed a total amount of NIS 120,000 ($32,017 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) in fees for professional financial services Eshed allegedly provided to the Company. On December 13, 2018, the Company signed a settlement agreement with Eshed under which the Company will pay Eshed a total of NIS 52,650 ($14,047 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). The liability was recorded as a provision for legal claims, net of deposit associated with that litigation, within the accrued expenses and other current liabilities as of December 31, 2018 an amount of NIS 52,650 ($14,047 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) and was fully paid by the Company during 2019.

2.	On March 11, 2018, a lawsuit captioned Reinhold Cohn & Co. vs. (i) Digiflex Ltd., and (ii) P.V. Nano Cell Ltd., was filed in the Magistrate Court in Kfar Saba in Israel. The complaint alleges that Digiflex owes Reinhold Cohn NIS 80,298 ($21,424 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) in fees for various services involving the protection of the Company’s intellectual property rights by way of registration of patents worldwide, including in the United States, Canada and Europe. In June 2018, the Company settled this claim for a total of NIS 82,798 ($22,091 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). such amount was paid in 2018 and 2019. The remaining liability was recorded as a provision for legal claims within the accrued expenses and other current liabilities as of December 31, 2018 and was fully paid by the Company during 2019.

3.	On March 11, 2018, a lawsuit captioned I.T.S Industrial Technologic Ltd. vs. (i) Digiflex Ltd., and (ii) Dan Vilenski., a former director of Digiflex, was filed in the Magistrate Court in Rishon Letzion in Israel. On March 11, 2019, the Company settled this claim for a total of NIS 400,000 ($106,724 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), paid in 12 monthly installments commencing April 2019. The remaining liability was recorded within the Trade payables as of December 31, 2019 and was fully paid by the Company during 2020.

4.

On May 16, 2019, a lawsuit captioned Yaskawa Europe Technology Ltd. vs. (i) Digiflex Ltd., and (ii) P.V. Nano Cell Ltd., was filed in the Magistrate Court in Kfar Saba in Israel. On January 19, 2020, the Company settled this claim for a total of NIS 179,006 ($55,678 based on the exchange rate of $1.00 / NIS 3.215 in effect as of December 31, 2020) including Value Added Tax (“VAT”) but failed to pay such settlement due to financial difficulties. As such, the liability is still recorded as a provision for legal claims within the accrued expenses and other current liabilities as of December 31, 2020.

c.	Lease commitments:

The Company currently leases, through Nano Size, approximately 7,300 square feet of space in Migdal Ha’Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 15,493 ($4,818 based on the exchange rate of $1.00 / NIS 3.215 in effect as of December 31, 2020). Those current lease agreements expire on June 30, 2022.

Additionally, Digiflex leased approximately 2,900 square feet of space at 6 Yad Haruzim, Kfar Saba, Israel for its principal office and laboratory at a monthly cost of approximately NIS 12,500 ($3,617 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019). This lease was mutually ended on March 15, 2020. Digiflex currently leases approximately 1,200 square feet of space in Migdal Ha’Emek, Israel for its principal office and laboratory at a monthly cost of approximately NIS 5,000 ($1,555 based on the exchange rate of $1.00 / NIS 3.215 in effect as of December 31, 2020). This lease agreement expires on March 14, 2023.